POST-EMPLOYMENT BENEFIT - Change referring to health plans and life insurance (Details) - Present value of defined benefit obligation - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Pension Benefits
Beginning Balance	R$ 174,716	R$ 162,635
Current service cost	0	9,702
Interest on actuarial obligation	19,132	14,544
Benefits paid in the year	(4,670)	(9,183)
Impact Resulting from Implementations in the Benefits Plan	13,403	0
Past service cost	0	(21,433)
Gain/Loss on actuarial obligations arising from remeasurement	(107,647)	18,451
Actuarial losses arising from changes in demographic assumptions.	(8,132)	(10,201)
Actuarial gains/losses arising from changes in financial assumptions	3,076	(52,333)
Actuarial gains/losses arising from experience adjustments	(102,591)	80,985
Closing Balance	R$ 94,934	R$ 174,716